Reserves (Details) - Schedule of Reserves of Share Based Payments - AUD ($)		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Reserves of Share Based Payments [Line Items]
Reserve of share-based payments		$ 4,806,203	$ 3,972,475	$ 3,565,918	$ 2,750,884
Reserve of Free-attaching options
Reserve of Share Based Payments for Warrants/Free-attaching options [Member]
Schedule of Reserves of Share Based Payments [Line Items]
Reserve of share-based payments		4,806,203	3,972,475	3,565,918
Reserve of Free-attaching options	[1]

[1]	On November 24, 2020 as part of a two tranche placement to sophisticated and professional investors the Group issued a total of 674,694,939 free attaching warrants with an exercise price of A$0.07, expiring on November 23, 2023. These warrants were assessed to have immaterial value at the time of issue.